4. FIXED ASSETS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property and equipment, gross	$ 136,047	$ 138,282
Less: accumulated depreciation	82,387	60,799
Property and equipment, net	53,669	77,483
Vehicles
Property and equipment, gross	$ 115,698	119,559
Estimated Useful Lives	5 years
Office equipment and furniture and fixtures
Property and equipment, gross	$ 20,349	$ 18,723
Estimated Useful Lives	5 years